Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Income Statement [Abstract]
Net sales	$ 4,488.3	$ 4,491.8	$ 4,191.6
Cost of sales	1,407.2	1,440.5	1,283.0
Gross profit	3,081.1	3,051.3	2,908.6
Selling, general and administrative expenses	2,293.7	2,397.8	2,290.6
Operating income	787.4	653.5	618.0
Interest expense, net	28.4	26.9	6.4
Income before provision for income taxes	759.0	626.6	611.6
Provision for income taxes	168.0	166.1	209.2
Net income	$ 591.0	$ 460.5	$ 402.4
Net income per share:
Basic (USD per share)	$ 2.11	$ 1.66	$ 1.46
Diluted (USD per share)	$ 2.09	$ 1.65	$ 1.45
Shares used in computing net income per share:
Basic (shares)	280.6	277.6	275.7
Diluted (shares)	282.8	279.3	277.2
Cash dividends declared per common share (USD per share)	$ 1.350	$ 1.35	$ 1.350